Regulatory Requirements (Details) - Schedule of Capital Requirements - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	$ 766,684	$ 764,340
Excess Net Capital	$ 1,144,066	$ 4,668,850
Percent of Requirement Maintained	249.00%	711.00%
Capital Levels Maintained	$ 1,910,750	$ 5,433,190
Zhong Yang Securities Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	383,342
Excess Net Capital	$ 890,558
Percent of Requirement Maintained	332.00%
Capital Levels Maintained	$ 1,273,900
Zhong Yang Capital Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	383,342
Excess Net Capital	$ 253,508
Percent of Requirement Maintained	166.00%
Capital Levels Maintained	$ 636,850
Zhong Yang Securities Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements		382,170
Excess Net Capital		$ 4,408,464
Percent of Requirement Maintained		1254.00%
Capital Levels Maintained		$ 4,790,634
Zhong Yang Capital Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements		382,170
Excess Net Capital		$ 260,386
Percent of Requirement Maintained		168.00%
Capital Levels Maintained		$ 642,556